SCHEDULE OF FAIR VALUE OF IPO WARRANTS (Details) - $ / shares		12 Months Ended
	Jan. 23, 2025	Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Dividend yield		0.00%
Tranche One [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	6 months
Closing spot price on January 23, 2025	$ 12.75
Risk-free rate	4.27%
Dividend yield	0.00%
Volatility	30.66%
Tranche Two [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	9 months
Closing spot price on January 23, 2025	$ 12.75
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	32.79%
Tranche Three [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	1 year
Closing spot price on January 23, 2025	$ 12.75
Risk-free rate	4.18%
Dividend yield	0.00%
Volatility	33.25%
Tranche Four [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	1 year 3 months
Closing spot price on January 23, 2025	$ 12.75
Risk-free rate	4.21%
Dividend yield	0.00%
Volatility	32.83%
Tranche Five [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	1 year 6 months
Closing spot price on January 23, 2025	$ 12.75
Risk-free rate	4.23%
Dividend yield	0.00%
Volatility	32.81%
Tranche Six [member]
IfrsStatementLineItems [Line Items]
Time to expiry (year)	2 years
Closing spot price on January 23, 2025	$ 12.75
Risk-free rate	4.29%
Dividend yield	0.00%
Volatility	33.05%